Discontinued operations and assets held for sale	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operations and assets held for sale	14 Discontinued operations and assets held for sale
On 1 December 2025 the Group completed the acquisition of Winterflood Securities Limited
("Winterflood"), a UK equity market maker. At the same time, the Group entered into a conditional agreement to dispose of Winterflood Business Services (“WBS”), a custody and outsourced dealing services business to Epiris Fund III.
WBS contributed a loss before tax of $0.2m to the Group's results for the period between the date of acquisition and the reporting date.
Classification as held for sale
At the acquisition date, the disposal of WBS was highly probable, subject only to customary regulatory and non-regulatory approvals, with completion expected in the second quarter of 2026.
Management was actively pursuing the sale and it was highly probable that the criteria for immediate sale will be met within a short period following acquisition. Accordingly, WBS met the criteria to be classified as a disposal group held for sale at the acquisition date in accordance with IFRS 5.
The assets and liabilities of WBS have therefore been presented separately in the consolidated statement of financial position as assets held for sale and liabilities directly associated with assets held for sale.
Cashflows of discontinued operations
As WBS was classified as held for sale at the acquisition date, a statement of cash flows for the discontinued operation is not required and has therefore not been presented.
Presentation and disclosure exemptions
As WBS was classified as held for sale at the acquisition date, it constitutes a newly acquired subsidiary held for sale. Accordingly, IFRS 5 does not require an analysis of the results of the discontinued operation to be presented, and therefore no such analysis has been provided.
14      Discontinued operations and assets held for sale
The following table details the assets and related liabilities classified as held for sale as at 31
December 2025. There were no assets and related liabilities classified as held for sale as at 31 December
2024.

2025
$m
Assets classified as held for sale
Current assets
Trade and other receivables	338.0
Cash and cash equivalents[2]	13.5
Total current assets	351.5
Non current assets
Goodwill	2.9
Intangibles	2.2
Property, plant and equipment	0.1
Right of use asset	0.2
Investments	0.5
Total non current assets	5.9
Total assets classified as held for sale[1]	357.4
Liabilities classified as held for sale
Trade and other payables	294.6
Lease Liability	0.2
Total liabilities classified as held for sale[1]	294.8

Net assets classified as held for sale[1]	62.6
1.In addition to the assets and liabilities classified as held for sale, as disclosed above, as at 31 December 2025 WBS had intra-group settlement balances with Winterflood
Securities Limited of $10.4m receivables and $37.2m payables.  As these balances are intra-group in nature, and are fully eliminated on consolidation,  they are not presented in the consolidated statement of financial position or in the disclosure above.
2.As required by the UK FCA’s Client Asset Sourcebook, balances maintained on behalf of clients with banks in segregated accounts totalling $212.9m are not included in the
WBS statement of financial position and therefore are not included as Assets classified as held for sale.